Income Taxes - Components of Income from Continuing Operations before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Income Tax Disclosure [Abstract]
U.S.	$ 1,970,625	$ 813,305	$ 495,566
Non-U.S.	283,480	253,778	(16,958)
Income before income taxes	$ 2,254,105	$ 1,067,083	$ 478,608